Financial Assets at Fair Value through Profit or Loss and Financial Investments_Changes In The Allowances For Debt Securities(Details) - Debt securities of financial assets at fair value through profit or loss and financial investments - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
12-month expected credit losses
Disclosure Of Changes In The Allowances For Debt Securities LineItems [Line Items]
Beginning	₩ 5,657	₩ 4,937	[1]
Changes In The Allowances For Debt Securities Abstract [Abstract]
Transfer to 12-month expected credit losses	437	125
Transfer to lifetime expected credit losses	(669)	0
Impairment	0	0
Disposal	(329)	(170)
Provision (reversal) for loan losses	219	716
Others (change of currency ratio, etc.)	55	49
Ending	5,370	5,657
Non-impaired
Disclosure Of Changes In The Allowances For Debt Securities LineItems [Line Items]
Beginning	193	482	[1]
Changes In The Allowances For Debt Securities Abstract [Abstract]
Transfer to 12-month expected credit losses	(188)	(125)
Transfer to lifetime expected credit losses	669	0
Impairment	0	0
Disposal	0	0
Provision (reversal) for loan losses	(702)	(180)
Others (change of currency ratio, etc.)	28	16
Ending	0	193
Impaired
Disclosure Of Changes In The Allowances For Debt Securities LineItems [Line Items]
Beginning	322	720	[1]
Changes In The Allowances For Debt Securities Abstract [Abstract]
Transfer to 12-month expected credit losses	(249)	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Disposal	0	0
Provision (reversal) for loan losses	0	(398)
Others (change of currency ratio, etc.)	(73)	0
Ending	₩ 0	₩ 322

[1]	Prepared in accordance with IFRS 9.